Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 70,125	$ 43,813
Accrued bonuses and other compensation-related liabilities	52,155	36,379
Sales tax payable	7,295	8,007
Interest payable	3,982	458
Due to merchants not related to segregated funds	29,105	20,076
Other accrued liabilities	16,753	16,800
Trade and other current payables	$ 179,415	$ 125,533